UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Strategic Dividend & Income® Fund Fidelity® Strategic Dividend & Income® Fund : FSDIX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 32	0.61%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.3
Information Technology	16.3
Financials	16.1
Health Care	11.0
Industrials	7.8
Consumer Staples	7.0
Energy	7.0
Utilities	5.8
Consumer Discretionary	5.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 53.0
Convertibles - 17.0
REITs - 14.8
Preferred Stock - 14.2
MLPs - 0.3
Global Infrastructure Equities - 0.3
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 2.1
Korea (South) - 2.1
United Kingdom - 1.5
Taiwan - 0.9
Netherlands - 0.6
France - 0.5
Germany - 0.3
Italy - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.3
Cisco Systems Inc	2.6
AbbVie Inc	2.3
Coca-Cola Co/The	2.2
Johnson & Johnson	2.1
Samsung Electronics Co Ltd	2.1
Procter & Gamble Co/The	1.9
Equinix Inc	1.8
Merck & Co Inc	1.7
Prologis Inc	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915915.102    1329-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class Z : FIQWX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.54%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.3
Information Technology	16.3
Financials	16.1
Health Care	11.0
Industrials	7.8
Consumer Staples	7.0
Energy	7.0
Utilities	5.8
Consumer Discretionary	5.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 53.0
Convertibles - 17.0
REITs - 14.8
Preferred Stock - 14.2
MLPs - 0.3
Global Infrastructure Equities - 0.3
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 2.1
Korea (South) - 2.1
United Kingdom - 1.5
Taiwan - 0.9
Netherlands - 0.6
France - 0.5
Germany - 0.3
Italy - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.3
Cisco Systems Inc	2.6
AbbVie Inc	2.3
Coca-Cola Co/The	2.2
Johnson & Johnson	2.1
Samsung Electronics Co Ltd	2.1
Procter & Gamble Co/The	1.9
Equinix Inc	1.8
Merck & Co Inc	1.7
Prologis Inc	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915916.102    3281-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class M : FTSDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.16%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.3
Information Technology	16.3
Financials	16.1
Health Care	11.0
Industrials	7.8
Consumer Staples	7.0
Energy	7.0
Utilities	5.8
Consumer Discretionary	5.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 53.0
Convertibles - 17.0
REITs - 14.8
Preferred Stock - 14.2
MLPs - 0.3
Global Infrastructure Equities - 0.3
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 2.1
Korea (South) - 2.1
United Kingdom - 1.5
Taiwan - 0.9
Netherlands - 0.6
France - 0.5
Germany - 0.3
Italy - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.3
Cisco Systems Inc	2.6
AbbVie Inc	2.3
Coca-Cola Co/The	2.2
Johnson & Johnson	2.1
Samsung Electronics Co Ltd	2.1
Procter & Gamble Co/The	1.9
Equinix Inc	1.8
Merck & Co Inc	1.7
Prologis Inc	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915913.102    1324-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class I : FSIDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.66%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.3
Information Technology	16.3
Financials	16.1
Health Care	11.0
Industrials	7.8
Consumer Staples	7.0
Energy	7.0
Utilities	5.8
Consumer Discretionary	5.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 53.0
Convertibles - 17.0
REITs - 14.8
Preferred Stock - 14.2
MLPs - 0.3
Global Infrastructure Equities - 0.3
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 2.1
Korea (South) - 2.1
United Kingdom - 1.5
Taiwan - 0.9
Netherlands - 0.6
France - 0.5
Germany - 0.3
Italy - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.3
Cisco Systems Inc	2.6
AbbVie Inc	2.3
Coca-Cola Co/The	2.2
Johnson & Johnson	2.1
Samsung Electronics Co Ltd	2.1
Procter & Gamble Co/The	1.9
Equinix Inc	1.8
Merck & Co Inc	1.7
Prologis Inc	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915914.102    1325-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class C : FCSDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.66%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.3
Information Technology	16.3
Financials	16.1
Health Care	11.0
Industrials	7.8
Consumer Staples	7.0
Energy	7.0
Utilities	5.8
Consumer Discretionary	5.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 53.0
Convertibles - 17.0
REITs - 14.8
Preferred Stock - 14.2
MLPs - 0.3
Global Infrastructure Equities - 0.3
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 2.1
Korea (South) - 2.1
United Kingdom - 1.5
Taiwan - 0.9
Netherlands - 0.6
France - 0.5
Germany - 0.3
Italy - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.3
Cisco Systems Inc	2.6
AbbVie Inc	2.3
Coca-Cola Co/The	2.2
Johnson & Johnson	2.1
Samsung Electronics Co Ltd	2.1
Procter & Gamble Co/The	1.9
Equinix Inc	1.8
Merck & Co Inc	1.7
Prologis Inc	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915912.102    1323-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class A : FASDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.91%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.3
Information Technology	16.3
Financials	16.1
Health Care	11.0
Industrials	7.8
Consumer Staples	7.0
Energy	7.0
Utilities	5.8
Consumer Discretionary	5.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 53.0
Convertibles - 17.0
REITs - 14.8
Preferred Stock - 14.2
MLPs - 0.3
Global Infrastructure Equities - 0.3
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 2.1
Korea (South) - 2.1
United Kingdom - 1.5
Taiwan - 0.9
Netherlands - 0.6
France - 0.5
Germany - 0.3
Italy - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.3
Cisco Systems Inc	2.6
AbbVie Inc	2.3
Coca-Cola Co/The	2.2
Johnson & Johnson	2.1
Samsung Electronics Co Ltd	2.1
Procter & Gamble Co/The	1.9
Equinix Inc	1.8
Merck & Co Inc	1.7
Prologis Inc	1.7
21.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915911.102    1321-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Strategic Dividend & Income® Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (f)(g)(h) (Cost $1,468,738)	1,472,110	1,315,139

Common Stocks - 52.8%
	Shares	Value ($)
CANADA - 1.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	192,299	14,387,728
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	343,657	19,415,692
Metro Inc/CN	185,844	11,925,883
TOTAL CONSUMER STAPLES		31,341,575
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp (United States)	528	59,505
Canadian Natural Resources Ltd	517,504	23,535,706
Imperial Oil Ltd (c)	263,511	31,264,276
Rockpoint Gas Storage Inc Class A (c)	19,520	417,118
South Bow Corp	5,990	215,504
TOTAL ENERGY		55,492,109
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	2,134	190,609
Materials - 0.1%
Metals & Mining - 0.1%
Almonty Industries Inc (United States) (d)	276,800	5,441,888
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	107,900	1,537,907
TOTAL CANADA		108,391,816
FINLAND - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	3,798	154,606
FRANCE - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	101,100	7,188,212
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA (d)	601,900	16,793,183
TOTAL FRANCE		23,981,395
GERMANY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.0%
Siemens Energy AG	510	97,106
Industrial Conglomerates - 0.3%
Siemens AG	51,954	16,289,672
TOTAL INDUSTRIALS		16,386,778
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	10,479	222,453
TOTAL GERMANY		16,609,231
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	77,326	13,320,722
JAPAN - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Hitachi Ltd	407,648	13,195,376
KOREA (SOUTH) - 2.1%
Information Technology - 2.1%
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	537,962	113,022,470
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,859	286,814
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	110,200	35,412,770
SPAIN - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	12,702	288,359
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	130,300	54,524,035
UNITED KINGDOM - 1.5%
Consumer Staples - 0.3%
Personal Care Products - 0.2%
Unilever PLC	190,400	10,729,337
Tobacco - 0.1%
Imperial Brands PLC	134,091	4,862,364
TOTAL CONSUMER STAPLES		15,591,701
Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC (United States)	178,412	33,125,757
GSK PLC	689,300	17,430,083
TOTAL HEALTH CARE		50,555,840
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,045,773	18,815,371
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	7,222	226,710
Multi-Utilities - 0.0%
National Grid PLC	27,520	443,066
TOTAL UTILITIES		669,776
TOTAL UNITED KINGDOM		85,632,688
UNITED STATES - 44.7%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T Inc	117,400	2,911,520
Comcast Corp Class A	1,031,249	25,647,163
Verizon Communications Inc	1,106,819	52,917,016
		81,475,699
Entertainment - 0.2%
Walt Disney Co/The	85,291	8,685,183
Interactive Media & Services - 0.0%
Alphabet Inc Class A	5,500	2,091,870
Meta Platforms Inc Class A	2,900	1,834,279
		3,926,149
Media - 0.0%
EchoStar Corp Class A (d)	1,332	172,080
Versant Media Group Inc Class A	41,249	1,779,482
		1,951,562
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	55,900	10,482,927
TOTAL COMMUNICATION SERVICES		106,521,520
Consumer Discretionary - 4.2%
Broadline Retail - 0.0%
Amazon.com Inc (d)	5,500	1,488,520
Diversified Consumer Services - 0.1%
H&R Block Inc	246,800	9,499,332
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	225,568	62,978,586
Sabre Corp (d)	198,800	349,888
SHARPLINK INC (d)	59,959	366,349
Starbucks Corp	338,199	33,535,813
		97,230,636
Household Durables - 0.0%
TopBuild Corp (d)	1,800	751,464
Specialty Retail - 1.6%
Burlington Stores Inc (d)	61,285	19,845,922
Dick's Sporting Goods Inc	44,650	10,161,001
GameStop Corp warrants 10/30/2026 (d)	36,400	118,300
Lowe's Cos Inc	175,554	37,631,755
TJX Cos Inc/The	138,872	21,490,442
Wayfair Inc Class A (d)	1,448	104,632
		89,352,052
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co (c)	50,300	3,328,854
NIKE Inc Class B	341,600	15,792,168
Tapestry Inc	183,733	26,725,802
		45,846,824
TOTAL CONSUMER DISCRETIONARY		244,168,828
Consumer Staples - 6.1%
Beverages - 2.7%
Coca-Cola Co/The	1,524,124	120,421,038
Keurig Dr Pepper Inc	972,411	29,201,502
		149,622,540
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	253,395	3,955,496
BJ's Wholesale Club Holdings Inc (d)	194,822	16,614,420
Costco Wholesale Corp	2,664	2,547,636
Target Corp	191,230	24,299,596
Walmart Inc	191,546	22,171,450
		69,588,598
Household Products - 1.9%
Procter & Gamble Co/The	758,820	108,936,199
Personal Care Products - 0.3%
Kenvue Inc	996,217	17,214,630
TOTAL CONSUMER STAPLES		345,361,967
Energy - 4.3%
Energy Equipment & Services - 0.0%
USA Compression Partners LP	6,590	181,423
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp (d)	4,300	153,724
Cheniere Energy Inc	1,614	362,924
Cheniere Energy Partners LP	8,170	482,602
Delek Logistics Partners LP	12,450	614,781
DHT Holdings Inc	783,046	12,779,311
DT Midstream Inc	4,410	617,312
Energy Transfer LP	125,886	2,413,235
Enterprise Products Partners LP	25,430	935,570
Exxon Mobil Corp	1,273,079	184,927,456
Genesis Energy LP Class A	53,850	809,366
Hess Midstream LP Class A	51,140	1,917,750
Kinder Morgan Inc	29,950	930,846
MPLX LP	25,426	1,389,531
NGL Energy Partners LP (d)	57,900	990,090
Phillips 66	40,762	7,169,221
Plains All American Pipeline LP	74,268	1,665,831
Shell PLC	502,919	21,251,041
Shell PLC rights (d)(e)	502,919	196,440
Sunoco LP	28,089	1,824,100
Targa Resources Corp	3,699	943,504
Valero Energy Corp	22,332	5,467,320
Western Midstream Partners LP	38,759	1,661,598
Williams Cos Inc/The	3,969	283,346
		249,786,899
TOTAL ENERGY		249,968,322
Financials - 5.1%
Banks - 2.3%
Bank of America Corp	207,179	10,690,436
JPMorgan Chase & Co	38,874	11,635,377
M&T Bank Corp	116,057	25,081,078
PNC Financial Services Group Inc/The	161,160	35,635,700
US Bancorp	640,300	35,120,455
Wells Fargo & Co	162,631	12,610,408
		130,773,454
Capital Markets - 0.2%
Charles Schwab Corp/The	135,800	11,862,130
Consumer Finance - 0.1%
Capital One Financial Corp	34,594	6,501,250
Financial Services - 0.3%
Apollo Global Management Inc	79,400	10,219,574
Shift4 Payments Inc Class A (c)(d)	28,900	1,287,784
Visa Inc Class A	21,900	7,147,284
		18,654,642
Insurance - 2.2%
American Financial Group Inc/OH	132,800	17,237,440
Chubb Ltd	172,336	53,722,301
Hartford Insurance Group Inc/The	155,836	19,811,431
Marsh & McLennan Cos Inc	46,500	7,438,605
Travelers Companies Inc/The	96,990	28,310,411
		126,520,188
TOTAL FINANCIALS		294,311,664
Health Care - 8.6%
Biotechnology - 3.0%
AbbVie Inc	606,369	132,018,659
Gilead Sciences Inc	279,120	37,522,102
Mirum Pharmaceuticals Inc (d)	7,100	720,649
		170,261,410
Health Care Equipment & Supplies - 0.1%
Strive Inc Class A (d)	202,800	3,583,476
Health Care Providers & Services - 0.6%
HCA Healthcare Inc	4,300	1,627,722
UnitedHealth Group Inc	89,533	34,050,295
		35,678,017
Life Sciences Tools & Services - 0.1%
Danaher Corp	37,635	6,874,785
Pharmaceuticals - 4.8%
Eli Lilly & Co	33,526	37,046,230
Johnson & Johnson	537,159	121,038,038
Merck & Co Inc	809,316	96,081,996
Royalty Pharma PLC Class A	374,019	20,855,299
		275,021,563
TOTAL HEALTH CARE		491,419,251
Industrials - 5.2%
Aerospace & Defense - 1.6%
Boeing Co (d)	3,300	762,795
Byrna Technologies Inc (d)	158,061	986,301
GE Aerospace	74,275	24,047,274
General Dynamics Corp	80,400	27,884,328
Huntington Ingalls Industries Inc	36,875	11,363,769
Northrop Grumman Corp	39,036	22,003,812
		87,048,279
Building Products - 0.7%
Johnson Controls International plc	320,890	43,018,513
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	229,900	7,714,194
Waste Connections Inc (United States)	1,928	287,311
		8,001,505
Construction & Engineering - 0.0%
Ferrovial NV	2,156	147,616
Ferrovial NV rights (d)(e)	2,208	1,437
MasTec Inc (d)	767	290,210
Quanta Services Inc	177	125,975
		565,238
Electrical Equipment - 1.4%
AMETEK Inc	39,900	9,011,415
Bloom Energy Corp Class A (d)	623	177,555
Eaton Corp PLC	82,212	32,934,127
Eos Energy Enterprises Inc (d)	4,722	39,806
GE Vernova Inc	38,325	37,110,865
Nextpower Inc Class A (d)	3,466	542,082
		79,815,850
Ground Transportation - 0.4%
CSX Corp	1,801	81,513
Norfolk Southern Corp	83,273	25,394,935
Union Pacific Corp	449	117,925
		25,594,373
Machinery - 0.6%
Caterpillar Inc	157	137,512
ITT Inc	180,683	35,233,185
		35,370,697
Professional Services - 0.1%
KBR Inc	131,949	4,611,618
Trading Companies & Distributors - 0.3%
Watsco Inc	43,280	15,888,088
TOTAL INDUSTRIALS		299,914,161
Information Technology - 5.4%
Communications Equipment - 2.6%
Cisco Systems Inc	1,196,264	144,054,111
Electronic Equipment, Instruments & Components - 0.0%
Advanced Energy Industries Inc	3,436	1,038,289
IT Services - 0.8%
Amdocs Ltd	274,039	17,256,236
IBM Corporation	99,300	29,571,540
		46,827,776
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc (d)	551	284,371
Analog Devices Inc	47,155	19,515,098
Broadcom Inc	40,866	18,257,703
Monolithic Power Systems Inc	226	353,963
NVIDIA Corp	14,374	3,034,926
Wolfspeed Inc	1	59
		41,446,120
Software - 0.9%
Gen Digital Inc	372,379	9,603,654
HubSpot Inc (d)	3,900	860,457
Microsoft Corp	78,938	35,541,046
Salesforce Inc	5,400	1,031,940
ServiceNow Inc (d)	14,300	1,778,491
		48,815,588
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	52,457	16,369,732
Seagate Technology Holdings PLC	6,793	5,976,481
		22,346,213
TOTAL INFORMATION TECHNOLOGY		304,528,097
Materials - 0.9%
Chemicals - 0.6%
Linde PLC	62,618	31,164,352
Construction Materials - 0.0%
James Hardie Industries PLC (d)	7,770	180,886
Containers & Packaging - 0.3%
Ball Corp	203,800	11,141,746
Crown Holdings Inc	94,700	9,004,076
		20,145,822
TOTAL MATERIALS		51,491,060
Real Estate - 0.5%
Health Care REITs - 0.0%
Welltower Inc	1,968	404,089
Specialized REITs - 0.5%
American Tower Corp	41,600	7,777,536
Lamar Advertising Co Class A	107,968	16,460,802
Public Storage	18,058	5,484,034
		29,722,372
TOTAL REAL ESTATE		30,126,461
Utilities - 2.6%
Electric Utilities - 1.6%
Alliant Energy Corp	3,207	229,653
American Electric Power Co Inc	4,860	615,616
Constellation Energy Corp	55,564	15,988,541
Entergy Corp	3,896	424,859
Evergy Inc	1,899	155,794
Exelon Corp	153,900	7,023,996
NextEra Energy Inc	269,066	23,411,434
NRG Energy Inc	7,241	970,873
PG&E Corp	373,151	6,097,287
Southern Co/The	171,400	15,777,370
Xcel Energy Inc	280,103	22,268,189
		92,963,612
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	83,900	7,233,019
Suburban Propane Partners LP	8,150	158,110
		7,391,129
Independent Power and Renewable Electricity Producers - 0.3%
Fervo Energy Co (d)	13,984	512,653
Talen Energy Corp (d)	335	129,578
Vistra Corp	109,369	17,524,195
		18,166,426
Multi-Utilities - 0.6%
Ameren Corp	144,692	15,622,395
CenterPoint Energy Inc	7,666	323,965
Consolidated Edison Inc	1,456	153,797
NiSource Inc	5,631	260,265
Sempra	4,870	434,063
WEC Energy Group Inc	152,667	16,953,671
		33,748,156
Water Utilities - 0.0%
American Water Works Co Inc	2,401	295,971
TOTAL UTILITIES		152,565,294
TOTAL UNITED STATES		2,570,376,625
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	37,700	1,160,547
TOTAL COMMON STOCKS (Cost $1,760,469,160)		3,036,357,454

Convertible Corporate Bonds - 13.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd 0.25% 6/1/2032 (j)	790,000	1,112,320
IREN Ltd 1% 12/1/2033 (j)	915,000	1,000,095

TOTAL AUSTRALIA		2,112,415
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (j)	614,000	738,826
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd 3.5% 5/1/2033 (j)	700,000	683,550
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc 1.75% 4/15/2031 (j)	2,345,000	2,459,671
Scorpio Tankers Inc 1.75% 4/15/2031 (j)	935,000	980,721

TOTAL MONACO		3,440,392
NORWAY - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc 4% 4/15/2031	523,000	914,403
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG 1.7308% 3/1/2031 (j)	433,000	461,686
UNITED STATES - 13.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc 2% 1/15/2036 (j)	2,675,000	3,679,743
AST SpaceMobile Inc 2.25% 4/15/2036 (j)	2,580,000	3,219,792
AST SpaceMobile Inc 2.375% 10/15/2032 (j)	710,000	1,324,927
		8,224,462
Entertainment - 0.4%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	1,858,000	2,235,174
Live Nation Entertainment Inc 2.875% 1/15/2030	2,830,000	3,236,105
Live Nation Entertainment Inc 2.875% 10/15/2031 (j)	3,247,000	3,442,189
Live Nation Entertainment Inc 3.125% 1/15/2029	2,566,000	4,244,677
Sphere Entertainment Co 3.5% 12/1/2028	426,000	1,677,375
Zynga Inc 0% 12/15/2026 (k)	1,969,000	2,033,248
		16,868,768
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028	1,049,000	955,849
Snap Inc 0.5% 5/1/2030	1,912,000	1,596,520
Trump Media & Technology Group Corp 0% 5/29/2028 (j)(l)	1,867,000	1,773,658
		4,326,027
Media - 0.1%
Cable One Inc 1.125% 3/15/2028	884,000	575,926
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	1,308,669	5,136,526
Sirius XM Holdings Inc 3.75% 3/15/2028	2,365,000	2,696,100
		8,408,552
TOTAL COMMUNICATION SERVICES		37,827,809
Consumer Discretionary - 1.0%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030	1,794,000	2,033,499
Patrick Industries Inc 1.75% 12/1/2028	721,000	1,060,350
		3,093,849
Automobiles - 0.2%
Lucid Group Inc 5% 4/1/2030 (j)	2,752,000	1,315,456
Lucid Group Inc 7% 11/1/2031 (j)	3,020,000	1,789,350
Rivian Automotive Inc 3.625% 10/15/2030	4,005,000	4,143,954
Rivian Automotive Inc 4.625% 3/15/2029	4,263,000	4,899,786
		12,148,546
Broadline Retail - 0.1%
Etsy Inc 0.125% 10/1/2026	1,522,000	1,526,870
Etsy Inc 1% 6/15/2030 (j)	1,678,000	1,839,927
		3,366,797
Diversified Consumer Services - 0.1%
Liberty Live Holdings Inc 2.375% 9/30/2053 (j)	2,519,000	4,336,459
Stride Inc 1.125% 9/1/2027	1,050,000	1,881,075
		6,217,534
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The 2% 3/15/2030	1,442,000	1,617,924
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (j)	942,000	774,889
DoorDash Inc 0% 5/15/2030 (j)(k)	8,387,000	7,880,750
DraftKings Holdings Inc 0% 3/15/2028 (k)	1,550,000	1,426,775
NCL Corp Ltd 0.75% 9/15/2030 (j)	890,000	823,583
NCL Corp Ltd 0.875% 4/15/2030	3,061,000	3,193,006
NCL Corp Ltd 1.125% 2/15/2027	601,000	589,280
		16,306,207
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028	1,287,000	1,258,686
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029	902,000	1,524,932
Specialty Retail - 0.2%
GameStop Corp 0% 6/15/2032 (j)(l)	10,388,000	10,310,090
RealReal Inc/The 4% 2/15/2031 (i)(j)	418,000	517,694
Wayfair Inc 3.25% 9/15/2027	277,000	363,008
Wayfair Inc 3.5% 11/15/2028	333,000	554,612
		11,745,404
TOTAL CONSUMER DISCRETIONARY		55,661,955
Consumer Staples - 0.0%
Food Products - 0.0%
Freshpet Inc 3% 4/1/2028	1,038,000	1,153,737
Post Holdings Inc 2.5% 8/15/2027	1,485,000	1,561,478
		2,715,215
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	698,000	768,358
Oddity Finance LLC 0% 6/15/2030 (j)(l)	3,300,000	2,234,530
		3,002,888
TOTAL CONSUMER STAPLES		5,718,103
Energy - 0.4%
Energy Equipment & Services - 0.2%
Atlas Energy Solutions Inc 0.5% 4/15/2031 (j)	1,107,000	1,489,690
Liberty Energy Inc 0% 3/1/2031 (j)(l)	2,355,000	2,594,033
Liberty Energy Inc 0% 3/1/2032 (j)(l)	1,130,000	1,165,595
Nabors Industries Inc 1.75% 6/15/2029	669,000	640,701
ProPetro Holding Corp 0% 11/15/2031 (j)(l)	420,000	409,794
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	1,543,000	2,260,495
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	362,000	1,022,469
Transocean International Ltd 4.625% 9/30/2029	570,000	1,087,560
		10,670,337
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 0% 8/15/2032 (j)(k)	1,879,000	2,023,448
Centrus Energy Corp 2.25% 11/1/2030	919,000	1,928,062
Crescent Energy Co 2.75% 3/15/2031 (j)	2,180,000	2,314,070
Northern Oil & Gas Inc 3.625% 4/15/2029	1,721,000	1,704,651
Northern Oil & Gas Inc 3.625% 4/15/2029 (j)	239,000	236,729
Peabody Energy Corp 3.25% 3/1/2028	787,000	1,175,778
World Kinect Corp 3.25% 7/1/2028	873,000	1,034,941
		10,417,679
TOTAL ENERGY		21,088,016
Financials - 0.7%
Capital Markets - 0.4%
Coinbase Global Inc 0% 10/1/2029 (j)(k)	3,228,000	2,944,259
Coinbase Global Inc 0.25% 4/1/2030	6,257,000	6,069,290
Galaxy Digital Holdings LP 0.5% 5/1/2031 (j)	3,444,000	3,025,554
Galaxy Digital Holdings LP 2.5% 12/1/2029 (j)	1,250,000	1,877,500
Galaxy Digital Holdings LP 3% 12/15/2026 (j)	1,250,000	1,425,625
WisdomTree Inc 3.25% 8/15/2029	553,000	921,022
WisdomTree Inc 4.5% 10/1/2031 (j)	1,360,000	1,615,136
WisdomTree Inc 4.625% 8/15/2030 (j)	430,000	538,574
		18,416,960
Consumer Finance - 0.1%
SoFi Technologies Inc 0% 10/15/2026 (j)(k)	818,000	843,599
SoFi Technologies Inc 1.25% 3/15/2029 (j)	2,147,000	4,386,170
Upstart Holdings Inc 0% 2/15/2032 (j)(k)	1,600,000	1,220,800
Upstart Holdings Inc 1% 11/15/2030	1,198,000	967,385
Upstart Holdings Inc 2% 10/1/2029	1,052,000	1,167,720
		8,585,674
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029	2,312,000	2,556,647
Euronet Worldwide Inc 0.625% 10/1/2030 (j)	1,114,000	999,815
Global Payments Inc 1.5% 3/1/2031	2,782,000	2,509,364
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (j)	894,000	1,390,170
Repay Holdings Corp 2.875% 7/15/2029 (j)	854,000	754,998
Shift4 Payments Inc 0.5% 8/1/2027	1,623,000	1,535,845
		9,746,839
Insurance - 0.0%
Oscar Health Inc 2.25% 9/1/2030 (j)	880,000	1,101,144
TOTAL FINANCIALS		37,850,617
Health Care - 1.4%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (j)(k)	770,000	709,358
Alnylam Pharmaceuticals Inc 1% 9/15/2027	1,830,000	2,209,494
Arrowhead Pharmaceuticals Inc 0% 1/15/2032 (k)	1,560,000	1,829,880
Bridgebio Pharma Inc 0.75% 2/1/2033 (j)	1,285,000	1,210,842
Bridgebio Pharma Inc 1.75% 3/1/2031	1,409,000	2,188,295
Bridgebio Pharma Inc 2.25% 2/1/2029	1,838,000	1,973,907
Bridgebio Pharma Inc 2.5% 3/15/2027	1,294,000	2,088,720
Celcuity Inc 2.75% 8/1/2031	483,000	1,334,626
Cogent Biosciences Inc 1.625% 11/15/2031	360,000	420,839
Cytokinetics Inc 1.75% 10/1/2031 (j)	1,777,000	2,495,048
Cytokinetics Inc 3.5% 7/1/2027	353,000	555,851
Halozyme Therapeutics Inc 0% 2/15/2031 (j)(k)	1,593,000	1,570,698
Halozyme Therapeutics Inc 0.25% 3/1/2027	436,000	452,895
Halozyme Therapeutics Inc 0.875% 11/15/2032 (j)	1,599,000	1,597,401
Halozyme Therapeutics Inc 1% 8/15/2028	1,153,000	1,497,171
Ionis Pharmaceuticals Inc 0% 12/1/2030 (j)(l)	1,227,000	1,282,110
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	1,793,000	2,704,888
Mirum Pharmaceuticals Inc 0% 6/1/2032 (j)(k)	1,752,000	1,744,992
Novavax Inc 5% 12/15/2027	347,000	426,740
PTC Therapeutics Inc 1.5% 9/15/2026	650,000	923,860
Revolution Medicines Inc 0.5% 5/1/2033	1,060,000	1,226,288
Sarepta Therapeutics Inc 1.25% 9/15/2027	334,000	314,294
Sarepta Therapeutics Inc 4.875% 9/1/2030 (j)	1,329,000	1,094,166
Travere Therapeutics Inc 0.5% 5/15/2032	390,000	410,966
Travere Therapeutics Inc 2.25% 3/1/2029	351,000	559,096
		32,822,425
Health Care Equipment & Supplies - 0.3%
Alphatec Holdings Inc 0.75% 3/15/2030	906,000	826,669
Dexcom Inc 0.375% 5/15/2028	2,941,000	2,754,247
Enovis Corp 3.875% 10/15/2028	1,112,000	1,079,863
Haemonetics Corp 2.5% 6/1/2029	1,674,000	1,654,247
Integer Holdings Corp 1.875% 3/15/2030	2,280,000	2,166,000
Integer Holdings Corp 2.125% 2/15/2028	356,000	422,928
IRhythm Holdings Inc 1.5% 9/1/2029	1,660,000	1,787,007
Lantheus Holdings Inc 2.625% 12/15/2027	1,445,000	1,961,009
LeMaitre Vascular Inc 2.5% 2/1/2030	472,000	496,376
LivaNova PLC 2.5% 3/15/2029	939,000	1,188,117
Merit Medical Systems Inc 3% 2/1/2029	1,787,000	1,862,054
Omnicell Inc 1% 12/1/2029	540,000	585,563
Tandem Diabetes Care Inc 1.5% 3/15/2029	863,000	841,857
TransMedics Group Inc 1.5% 6/1/2028	1,381,000	1,504,323
		19,130,260
Health Care Providers & Services - 0.2%
Alignment Healthcare Inc 4.25% 11/15/2029	910,000	1,165,938
Brookdale Senior Living Inc 3.5% 10/15/2029	440,000	694,759
Guardant Health Inc 0% 11/15/2027 (l)	1,179,000	1,366,288
Guardant Health Inc 0% 5/15/2033 (j)(l)	1,014,000	1,379,002
Guardant Health Inc 1.25% 2/15/2031	1,442,000	3,197,940
Hims & Hers Health Inc 0% 5/15/2030 (j)(l)	2,246,000	1,846,212
Hims & Hers Health Inc 0% 6/1/2032 (j)(l)	845,000	946,992
OPKO Health Inc 3.75% 1/15/2029	343,000	498,893
		11,096,024
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	1,235,000	855,237
Life Sciences Tools & Services - 0.1%
Repligen Corp 1% 12/15/2028	1,426,000	1,426,782
Tempus AI Inc 0% 5/15/2032 (j)(k)	802,000	836,768
Tempus AI Inc 0.75% 7/15/2030 (j)	1,693,000	1,693,648
		3,957,198
Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	881,000	791,906
ANI Pharmaceuticals Inc 2.25% 9/1/2029	558,000	700,848
Collegium Pharmaceutical Inc 2.875% 2/15/2029	617,000	728,183
Indivior Pharmaceuticals Inc 0.625% 3/15/2031 (j)	325,000	366,080
Jazz Investments I Ltd 3.125% 9/15/2030	2,716,000	4,547,942
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (j)	929,000	1,248,019
Pacira BioSciences Inc 2.125% 5/15/2029	709,000	694,037
Zoetis Inc 0.25% 6/15/2029 (j)	4,645,000	4,252,498
		13,329,513
TOTAL HEALTH CARE		81,190,657
Industrials - 1.2%
Aerospace & Defense - 0.2%
AeroVironment Inc 0% 7/15/2030 (l)	1,766,000	1,840,172
Astronics Corp 0% 1/15/2031 (j)(k)	494,000	846,369
BWX Technologies Inc 0% 11/1/2030 (j)(k)	2,901,000	2,980,778
Intuitive Machines Inc 2.5% 10/1/2030 (j)	1,040,000	3,630,640
Spirit AeroSystems Inc 3.25% 11/1/2028	569,000	938,281
Voyager Technologies Inc 0.75% 11/15/2030 (j)	1,155,000	2,069,183
		12,305,423
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (j)	635,000	805,244
Tetra Tech Inc 2.25% 8/15/2028	1,097,000	1,134,298
		1,939,542
Construction & Engineering - 0.1%
Fluor Corp 1.125% 8/15/2029	1,633,000	1,987,361
Granite Construction Inc 3.25% 6/15/2030	1,434,000	2,639,851
Granite Construction Inc 3.75% 5/15/2028	887,000	2,625,963
		7,253,175
Electrical Equipment - 0.4%
Array Technologies Inc 1% 12/1/2028	242,000	228,206
Array Technologies Inc 2.875% 7/1/2031 (j)	717,000	1,028,895
Bloom Energy Corp 0% 11/15/2030 (j)(k)	6,000,000	10,431,001
Enovix Corp 4.75% 9/15/2030 (j)	966,000	955,916
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	5,544,000	4,695,768
Fluence Energy Inc 2.25% 6/15/2030	987,000	1,216,280
Plug Power Inc 6.75% 12/1/2033 (j)	1,078,000	1,812,980
Stem Inc 4.25% 4/1/2030 (j)	405,000	179,699
Sunrun Inc 4% 3/1/2030	1,314,000	1,741,050
		22,289,795
Ground Transportation - 0.2%
Hertz Corp/The 5.5% 10/1/2030 (j)	1,035,000	795,008
Knight-Swift Transportation Holdings Inc 1% 11/15/2031 (j)	3,367,000	3,845,114
Lyft Inc 0% 9/15/2030 (j)(l)	795,000	769,163
Lyft Inc 0.625% 3/1/2029	1,625,000	1,694,225
Uber Technologies Inc 0.875% 12/1/2028	4,071,000	4,777,319
		11,880,829
Machinery - 0.0%
Greenbrier Cos Inc/The 2.875% 4/15/2028	553,000	618,696
JBT Marel Corp 0.375% 9/15/2030 (j)	1,217,000	1,210,915
		1,829,611
Passenger Airlines - 0.1%
JetBlue Airways Corp 2.5% 9/1/2029	1,238,000	1,321,565
Joby Aviation Inc 0.75% 2/15/2032	1,730,000	1,874,455
		3,196,020
Professional Services - 0.2%
BlackSky Technology Inc 8.25% 8/1/2033 (j)	443,000	770,332
CSG Systems International Inc 3.875% 9/15/2028	1,010,000	1,230,685
Parsons Corp 2.625% 3/1/2029	2,652,000	2,677,990
Planet Labs PBC 0.5% 10/15/2030 (j)	1,120,000	4,915,287
		9,594,294
Trading Companies & Distributors - 0.0%
Xometry Inc 0.75% 6/15/2030 (j)	606,000	1,326,251
TOTAL INDUSTRIALS		71,614,940
Information Technology - 6.4%
Communications Equipment - 0.5%
Applied Optoelectronics Inc 2.75% 1/15/2030	385,000	1,453,245
Lumentum Holdings Inc 0.375% 3/15/2032 (j)	3,095,000	14,284,973
Lumentum Holdings Inc 0.5% 6/15/2028	2,078,000	13,511,156
Viavi Solutions Inc 0.625% 3/1/2031 (j)	587,000	2,120,244
		31,369,618
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries Inc 0% 5/15/2031 (j)(l)	2,785,000	2,732,085
Avnet Inc 1.75% 9/1/2030 (j)	1,355,000	1,843,478
Itron Inc 0% 3/15/2032 (j)(l)	1,996,000	1,838,316
Itron Inc 1.375% 7/15/2030	1,722,000	1,679,811
Mirion Technologies Inc 0% 10/1/2031 (j)(k)	875,000	834,138
Mirion Technologies Inc 0.25% 6/1/2030 (j)	760,000	818,139
OSI Systems Inc 0.5% 2/1/2031 (j)	1,609,000	1,491,155
OSI Systems Inc 2.25% 8/1/2029	884,000	1,172,630
Vishay Intertechnology Inc 2.25% 9/15/2030	1,306,000	2,461,157
		14,870,909
IT Services - 1.4%
Akamai Technologies Inc 0% 5/15/2030 (j)(k)	3,791,000	3,944,536
Akamai Technologies Inc 0% 5/15/2032 (j)(k)	4,035,000	4,180,260
Akamai Technologies Inc 0.25% 5/15/2033	4,628,000	8,108,256
Akamai Technologies Inc 0.375% 9/1/2027	2,705,000	3,772,122
Akamai Technologies Inc 1.125% 2/15/2029	3,025,000	4,182,327
Applied Digital Corp 2.75% 6/1/2030	1,124,000	5,566,309
Cloudflare Inc 0% 6/15/2030 (j)(l)	5,124,000	6,427,034
Cloudflare Inc 0% 8/15/2026 (k)	3,054,000	3,915,533
CoreWeave Inc 1.75% 10/1/2032 (j)	9,695,000	11,546,745
CoreWeave Inc 1.75% 12/1/2031 (j)	6,152,000	7,889,940
DigitalOcean Holdings Inc 0% 8/15/2030 (j)(k)	1,816,000	7,330,284
Fastly Inc 0% 12/15/2030 (j)(l)	645,000	933,637
Snowflake Inc 0% 10/1/2027 (l)	3,429,000	5,761,410
Snowflake Inc 0% 10/1/2029 (l)	2,779,000	4,928,834
		78,487,227
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology Inc 0% 7/15/2031 (j)(k)	2,620,000	2,761,762
Cohu Inc 1.5% 1/15/2031 (j)	638,000	1,331,761
Impinj Inc 0% 9/15/2029 (j)(k)	455,000	450,586
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (l)	1,428,000	3,153,024
Microchip Technology Inc 0% 2/15/2030 (j)(l)	2,214,000	2,567,670
Microchip Technology Inc 0.75% 6/1/2030	4,060,000	4,483,777
MKS Inc 1.25% 6/1/2030	3,771,000	8,305,628
ON Semiconductor Corp 0% 5/1/2027 (k)	1,872,000	4,273,776
ON Semiconductor Corp 0% 5/1/2031 (j)(l)	3,061,000	3,319,042
ON Semiconductor Corp 0.5% 3/1/2029	3,397,000	4,601,237
Onto Innovation Inc 0% 6/1/2031 (j)(l)	4,455,000	4,672,404
Penguin Solutions Inc 2% 8/15/2030	480,000	1,034,879
Semtech Corp 0% 10/15/2030 (j)(k)	1,209,000	2,104,391
Semtech Corp 1.625% 11/1/2027	199,000	811,443
Synaptics Inc 0.75% 12/1/2031	4,797,000	7,654,331
Ultra Clean Holdings Inc 0% 3/15/2031 (j)(l)	1,333,000	1,739,832
Veeco Instruments Inc 2.875% 6/1/2029	642,000	1,326,437
Wolfspeed Inc 2.5% 6/15/2031 (j)	800,000	3,848,880
Wolfspeed Inc 3.5% 3/15/2031 (j)	822,000	2,508,333
		60,949,193
Software - 2.0%
Alkami Technology Inc 1.5% 3/15/2030	728,000	689,660
Bentley Systems Inc 0.375% 7/1/2027	1,373,000	1,313,961
BILL Holdings Inc 0% 4/1/2030 (k)	1,844,000	1,620,323
BlackLine Inc 1% 6/1/2029	1,595,000	1,457,873
Box Inc 1.5% 9/15/2029	1,066,000	1,035,024
Cerence Inc 1.5% 7/1/2028	495,000	449,618
Cipher Digital Inc 0% 10/1/2031 (j)(k)	3,331,000	5,661,893
Cipher Digital Inc 1.75% 5/15/2030	400,000	2,172,750
Cleanspark Inc 0% 2/15/2032 (j)(l)	2,583,000	3,059,901
Cleanspark Inc 0% 6/15/2030 (k)	1,634,000	2,453,451
Core Scientific Inc 0% 6/15/2031 (j)(k)	1,501,000	2,190,709
Core Scientific Inc 3% 9/1/2029 (j)	1,126,000	2,893,933
CyberArk Software Ltd 0% 6/15/2030 (j)(k)	3,790,000	5,420,695
Datadog Inc 0% 12/1/2029 (l)	4,007,000	5,538,448
Dropbox Inc 0% 3/1/2028 (l)	1,784,000	1,780,432
Five9 Inc 1% 3/15/2029	83,000	73,645
Guidewire Software Inc 1.25% 11/1/2029	1,856,000	1,886,624
InterDigital Inc 3.5% 6/1/2027	779,000	2,544,214
Life360 Inc 0% 6/1/2030 (j)(k)	747,000	703,301
LivePerson Inc 0% 12/15/2026 (k)	1,236,000	716,880
MARA Holdings Inc 0% 3/1/2030 (l)	1,595,000	1,594,922
MARA Holdings Inc 0% 6/1/2031 (l)	2,570,000	2,508,586
MARA Holdings Inc 0% 8/1/2032 (j)(k)	2,721,000	2,789,457
MARA Holdings Inc 2.125% 9/1/2031	741,000	834,251
Nutanix Inc 0.25% 10/1/2027	1,954,000	2,224,629
Nutanix Inc 0.5% 12/15/2029	408,000	404,328
Pagaya Technologies Ltd 6.125% 10/1/2029	366,000	495,857
PagerDuty Inc 1.5% 10/15/2028	887,000	816,484
PAR Technology Corp 1% 1/15/2030	379,000	298,272
Porch Group Inc 6.75% 10/1/2028 (j)	760,000	774,820
Progress Software Corp 3.5% 3/1/2030	1,136,000	1,079,314
Riot Platforms Inc 0.75% 1/15/2030	2,697,000	5,378,357
Rubrik Inc 0% 6/15/2030 (j)(k)	3,691,000	3,753,747
Strategy Inc 0% 3/1/2030 (l)	7,595,000	7,213,732
Strategy Inc 0.625% 3/15/2030	1,844,000	2,486,634
Strategy Inc 0.625% 9/15/2028	4,551,000	5,579,981
Strategy Inc 0.875% 3/15/2031	1,508,000	1,684,888
Terawulf Inc 0% 5/1/2032 (j)(k)	3,487,000	5,314,253
Terawulf Inc 1% 9/1/2031 (j)	2,386,000	5,336,975
Terawulf Inc 2.75% 2/1/2030 (j)	1,196,000	3,774,872
Tyler Technologies Inc 0.5% 7/15/2031 (j)	3,796,000	3,887,104
Uber Technologies Inc 0% 5/15/2028 (k)	2,789,000	3,331,253
Unity Software Inc 0% 3/15/2030 (l)	1,611,000	1,884,870
Vertex Inc 0.75% 5/1/2029	882,000	800,856
Workiva Inc 1.25% 8/15/2028	905,000	843,008
Zscaler Inc 0% 7/15/2028 (j)(k)	3,903,000	3,581,323
		112,336,108
Technology Hardware, Storage & Peripherals - 1.2%
Super Micro Computer Inc 0% 6/15/2030 (j)(l)	5,322,000	5,855,167
Super Micro Computer Inc 2.25% 7/15/2028	1,759,000	1,968,161
Super Micro Computer Inc 3.5% 3/1/2029	4,728,000	4,776,661
Western Digital Corp 3% 11/15/2028	3,971,000	55,737,750
		68,337,739
TOTAL INFORMATION TECHNOLOGY		366,350,794
Materials - 0.1%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	401,000	496,438
Metals & Mining - 0.1%
MP Materials Corp 3% 3/1/2030 (j)	2,011,000	6,189,858
TOTAL MATERIALS		6,686,296
Real Estate - 0.5%
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3% 1/15/2032 (j)	1,745,000	1,774,665
Welltower OP LLC 2.75% 5/15/2028 (j)	5,003,000	10,786,468
		12,561,133
Industrial REITs - 0.0%
Rexford Industrial Realty LP 4.125% 3/15/2029 (j)	1,422,000	1,401,381
Rexford Industrial Realty LP 4.375% 3/15/2027 (j)	1,433,000	1,427,985
		2,829,366
Office REITs - 0.1%
Boston Properties LP 2% 10/1/2030 (j)	2,425,000	2,278,288
COPT Defense Properties LP 5.25% 9/15/2028 (j)	894,000	1,058,595
		3,336,883
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (j)	3,593,000	3,285,080
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (j)	750,000	807,749
Tanger Properties LP 2.375% 1/15/2031 (j)	932,000	955,859
		1,763,608
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (j)	2,748,000	3,002,190
TOTAL REAL ESTATE		26,778,260
Utilities - 0.9%
Electric Utilities - 0.6%
Alliant Energy Corp 3.25% 5/30/2028	1,297,000	1,374,172
Duke Energy Corp 3% 3/15/2029 (j)	3,400,000	3,354,780
Evergy Inc 4.5% 12/15/2027	2,655,000	3,604,959
Exelon Corp 3.25% 3/15/2029 (j)	2,340,000	2,355,210
FirstEnergy Corp 3.625% 1/15/2029 (j)	3,149,000	3,402,495
FirstEnergy Corp 3.875% 1/15/2031 (j)	2,745,000	3,015,382
NextEra Energy Capital Holdings Inc 3% 3/1/2027	2,111,000	2,754,855
PG&E Corp 4.25% 12/1/2027	4,264,000	4,347,148
PPL Capital Funding Inc 2.875% 3/15/2028	2,384,000	2,652,200
PPL Capital Funding Inc 3% 12/1/2030 (j)	2,158,000	2,177,638
Southern Co/The 3.25% 6/15/2028	3,315,000	3,324,945
Southern Co/The 4.5% 6/15/2027	1,937,000	2,101,645
		34,465,429
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028	1,433,000	1,915,921
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc 1.5% 3/15/2031 (j)	2,120,000	2,517,076
Sunnova Energy International Inc 0.25% (m)(n)	4,855,000	8,496
		2,525,572
Multi-Utilities - 0.3%
CenterPoint Energy Inc 2.875% 5/15/2029 (j)	1,435,000	1,428,973
CenterPoint Energy Inc 3% 8/1/2028 (j)	1,074,000	1,119,645
CenterPoint Energy Inc 4.25% 8/15/2026	1,687,000	1,955,233
CMS Energy Corp 3.125% 5/1/2031 (j)	2,169,000	2,170,085
CMS Energy Corp 3.375% 5/1/2028	1,690,000	1,832,804
WEC Energy Group Inc 3.375% 6/1/2028 (j)	2,148,000	2,194,182
WEC Energy Group Inc 4.375% 6/1/2027	2,019,000	2,363,240
WEC Energy Group Inc 4.375% 6/1/2029	2,088,000	2,502,468
		15,566,630
TOTAL UTILITIES		54,473,552
TOTAL UNITED STATES		765,240,999
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $571,719,288)		773,592,271

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
UNITED STATES - 2.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	28,962	1,067,249
Financials - 0.7%
Banks - 0.4%
Bank of America Corp Series L, 7.25%	7,262	8,776,127
Wells Fargo & Co Series L, 7.5%	8,830	10,351,507
		19,127,634
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	103,777	4,352,407
KKR & Co Inc Series D 6.25%	122,742	5,076,610
		9,429,017
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	97,021	6,416,095
TOTAL FINANCIALS		34,972,746
Health Care - 0.1%
Health Care Providers & Services - 0.1%
BrightSpring Health Services Inc 6.75%	20,300	4,154,200
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A	7,700	3,364,130
TOTAL HEALTH CARE		7,518,330
Industrials - 0.4%
Aerospace & Defense - 0.4%
Boeing Co Series A, 6%	282,145	20,449,870
VSE Corp 5.75%	14,000	686,280
		21,136,150
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	32,100	1,601,790
TOTAL INDUSTRIALS		22,737,940
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Novanta Inc 6.5%	29,200	1,959,028
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology Inc Series A 7.5%	72,500	5,836,975
Software - 0.4%
Oracle Corp Series D 6.5%	237,637	15,315,705
Strategy Inc 8%	35,900	2,598,262
		17,913,967
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 7.625%	73,200	8,132,520
TOTAL INFORMATION TECHNOLOGY		33,842,490
Materials - 0.1%
Chemicals - 0.1%
Albemarle Corp 7.25%	108,223	7,578,782
Utilities - 0.4%
Electric Utilities - 0.4%
NextEra Energy Inc 7.234%	66,500	3,299,065
NextEra Energy Inc 7.299%	94,800	5,034,828
NextEra Energy Inc 7.375%	106,394	5,036,692
PG&E Corp Series A, 6%	71,627	2,908,056
PPL Corp 7%	52,313	2,532,734
Southern Co/The 7.125%	94,472	4,758,555
		23,569,930
Multi-Utilities - 0.0%
CenterPoint Energy Inc 3.369% (i)	33,600	1,074,192
TOTAL UTILITIES		24,644,122
TOTAL UNITED STATES		132,361,659
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $105,374,977)		132,361,659

Domestic Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (b) (Cost $627,480,873)	5,508,999	855,217,005

Non-Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TransCanada PipeLines Ltd 7% 6/1/2065 (f)	1,839,000	1,894,497
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/2031 (j)	1,645,000	1,473,168
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.5% 2/15/2056 (f)	7,825,000	7,889,556
Financials - 0.2%
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.38% 12/21/2065 (f)(h)(j)	14,050,000	12,066,167
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(j)	233,836	258,472
Utilities - 0.4%
Electric Utilities - 0.3%
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (f)	2,747,000	2,812,008
PacifiCorp 7.375% 9/15/2055 (f)	1,105,000	1,125,439
PG&E Corp 7.375% 3/15/2055 (f)	1,380,000	1,405,368
Sierra Pacific Power Co 6.375% 9/15/2056 (f)	4,194,000	4,188,289
		9,531,104
Multi-Utilities - 0.1%
CMS Energy Corp 3.75% 12/1/2050 (f)	450,000	413,294
Dominion Energy Inc 6% 2/15/2056 (f)	3,355,000	3,373,149
Dominion Energy Inc 6.625% 5/15/2055 (f)	2,045,000	2,094,409
		5,880,852
TOTAL UTILITIES		15,411,956
TOTAL UNITED STATES		37,099,319
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $37,057,729)		38,993,816

Non-Convertible Preferred Stocks - 9.9%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
PartnerRe Ltd 4.875%	40,300	656,890
RenaissanceRe Holdings Ltd 5.75%	11,977	253,912
RenaissanceRe Holdings Ltd Series G, 4.2%	116,700	1,768,005

TOTAL BERMUDA		2,678,807
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (f)(h)	57,500	1,413,925
TransCanada PipeLines Ltd 6.25%	81,500	1,953,555
TOTAL ENERGY		3,367,480
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	6,236	97,094
Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield BRP Holdings Canada Inc 4.625%	52,076	768,642
Brookfield BRP Holdings Canada Inc 4.875%	69,200	1,082,288
Brookfield BRP Holdings Canada Inc 7.25%	35,200	886,336
TOTAL INDUSTRIALS		2,737,266
Utilities - 0.1%
Electric Utilities - 0.1%
BIP Bermuda Holdings I Ltd 5.125%	42,100	694,650
Brookfield Infrastructure Finance ULC 5%	36,400	605,332
Brookfield Infrastructure Finance ULC 7.25%	81,600	2,060,401
		3,360,383
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	60,100	1,080,838
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	50,623	867,678
Brookfield Infrastructure Partners LP Series A, 5%	58,810	971,541
		1,839,219
TOTAL UTILITIES		6,280,440
TOTAL CANADA		12,482,280
UNITED STATES - 9.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T Inc 5.35%	815,508	17,150,133
AT&T Inc Series A, 5%	306,932	6,009,729
AT&T Inc Series C 4.75%	335,065	6,185,300
		29,345,162
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 5.5%	368,660	7,859,831
T-Mobile USA Inc 5.5%	366,643	7,846,160
T-Mobile USA Inc 6.25%	275,944	6,716,477
		22,422,468
TOTAL COMMUNICATION SERVICES		51,767,630
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ford Motor Co 6%	158,475	3,231,305
Ford Motor Co 6.2%	153,525	3,233,237
Ford Motor Co 6.5%	130,300	2,882,236
		9,346,778
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	6,824	165,414
TOTAL CONSUMER DISCRETIONARY		9,512,192
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (f)(h)	191	301,217
Financials - 6.5%
Banks - 3.3%
Bank of America Corp 4.25%	229,850	3,907,450
Bank of America Corp 4.375%	280,016	4,911,481
Bank of America Corp 4.75%	181,424	3,439,799
Bank of America Corp 5%	527,176	10,648,955
Bank of America Corp Series GG, 6%	128,200	3,198,590
Bank of America Corp Series HH, 5.875%	465,213	11,434,936
Bank of America Corp Series K, 6.45% (f)	53,386	1,367,749
Bank of America Corp Series KK, 5.375%	569,081	12,428,729
Bank of America Corp Series PP, 4.125%	238,223	3,961,648
Citigroup Inc 6.25%	81,095	2,028,997
Citizens Financial Group Inc 6.5% (f)	32,900	833,686
JPMorgan Chase & Co 4.55%	785,941	14,500,611
JPMorgan Chase & Co 4.625%	941,039	17,663,302
JPMorgan Chase & Co 4.75%	392,742	7,560,284
JPMorgan Chase & Co 5.75%	812,176	19,524,711
JPMorgan Chase & Co Series EE, 6%	255,900	6,466,593
JPMorgan Chase & Co Series MM, 4.2%	734,600	12,715,926
M&T Bank Corp Series J, 7.5%	163,000	4,278,750
Truist Financial Corp Series O 5.25%	101,500	2,141,650
US Bancorp 4.5%	120,377	2,116,228
US Bancorp Series K, 5.5%	213,200	4,688,268
US Bancorp Series L, 3.75%	137,300	2,048,516
US Bancorp Series M, 4%	198,867	3,116,246
Wells Fargo & Co 4.25%	233,979	3,916,808
Wells Fargo & Co 4.7%	278,439	5,128,846
Wells Fargo & Co Series Y, 5.625%	408,510	9,575,474
Wells Fargo & Co Series Z, 4.75%	973,987	18,203,818
		191,808,051
Capital Markets - 1.6%
Affiliated Managers Group Inc 4.75%	61,900	1,039,920
Affiliated Managers Group Inc 5.875%	68,400	1,370,052
Affiliated Managers Group Inc 6.75%	74,700	1,780,101
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 2.161%, 6.15% (f)(h)	113,800	2,929,212
Brookfield Oaktree Holdings LLC Series A, 6.625%	96,640	2,029,440
Brookfield Oaktree Holdings LLC Series B, 6.55%	129,486	2,708,200
Charles Schwab Corp/The 4.45%	183,100	3,220,729
Charles Schwab Corp/The 5.95%	83,954	2,045,959
KKR & Co Inc 6.875%	124,300	3,034,163
Morgan Stanley 5.85%	658,100	15,643,037
Morgan Stanley 6.375%	141,443	3,555,877
Morgan Stanley 6.5%	764,400	19,278,168
Morgan Stanley 6.625%	306,800	7,851,012
Morgan Stanley 6.875%	104,038	2,632,161
Morgan Stanley Series E, 7.125%	118,400	3,012,096
Morgan Stanley Series L, 4.875%	149,582	2,970,699
Morgan Stanley Series O, 4.25%	339,200	5,820,672
Northern Trust Corp Series E, 4.7%	173,700	3,281,193
State Street Corp CME Term SOFR 3 month Index + 3.709%, 0% (f)(h)	118,265	2,590,004
Stifel Financial Corp Series D, 4.5%	105,200	1,759,995
TPG Operating Group II LP 6.95%	81,600	1,961,664
		90,514,354
Financial Services - 0.3%
Apollo Global Management Inc 7.625% (f)	109,800	2,861,388
Carlyle Finance LLC 4.625%	120,300	1,992,168
Compass Diversified Holdings 7.875% (f)	42,693	957,177
Compass Diversified Holdings Series C, 7.875%	42,128	921,761
Corebridge Financial Inc 6.375%	143,700	3,297,915
Equitable Holdings Inc 4.3%	71,699	1,172,996
Equitable Holdings Inc Series A, 5.25%	176,251	3,433,369
KKR Group Finance Co IX LLC 4.625%	92,763	1,507,399
Voya Financial Inc Series B, 5.35% (f)	6,206	148,075
		16,292,248
Insurance - 1.3%
AEGON Funding Co LLC 5.1%	228,987	4,364,492
Allstate Corp/The Series H 5.1%	380,100	7,693,224
Allstate Corp/The Series I, 4.75%	114,400	2,141,568
Allstate Corp/The Series J, 7.375%	154,229	4,025,377
American Financial Group Inc/OH 4.5%	133,700	2,223,431
American Financial Group Inc/OH 5.625%	34,400	685,592
American Financial Group Inc/OH 5.875%	33,000	697,290
Arch Capital Group Ltd 5.45%	69,300	1,374,219
Arch Capital Group Ltd Series G, 4.55%	125,300	2,069,956
Athene Holding Ltd 7.25% (f)	178,200	4,465,692
Athene Holding Ltd 7.75% Series E (f)	124,500	3,183,465
Athene Holding Ltd Series A, 6.35% (f)	195,173	4,801,257
Athene Holding Ltd Series B, 5.625%	55,244	1,047,426
Athene Holding Ltd Series D, 4.875%	240,414	3,921,152
Axis Capital Holdings Ltd 5.5%	106,200	2,077,272
Enstar Group Ltd 7% (f)	78,200	1,720,400
F&G Annuities & Life Inc 7.3%	71,800	1,559,496
Hartford Insurance Group Inc/The 6%	34,460	856,331
Lincoln National Corp Series D, 9%	67,100	1,766,743
MetLife Inc 5.625%	151,800	3,398,802
MetLife Inc Series F, 4.75%	228,300	4,228,116
Prudential Financial Inc 4.125%	132,400	2,159,444
Prudential Financial Inc 5.625%	177,835	3,994,174
Prudential Financial Inc 5.95%	22,971	530,802
Reinsurance Group of America Inc 5.75% (f)	44,984	1,138,095
Reinsurance Group of America Inc 7.125% (f)	152,346	3,866,542
W R Berkley Corp 4.125%	74,956	1,179,807
W R Berkley Corp 4.25%	66,315	1,082,924
W R Berkley Corp 5.1%	91,500	1,778,760
		74,031,849
TOTAL FINANCIALS		372,646,502
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11.5% (i)	27,400	2,711,778
Strategy Inc Series A, 10%	122,089	12,099,020
TOTAL INFORMATION TECHNOLOGY		14,810,798
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	40,902	801,475
Sunstone Hotel Investors Inc Series H, 6.125%	18,300	387,777
		1,189,252
Retail REITs - 0.0%
Kimco Realty Corp 5.125%	8,922	175,763
Specialized REITs - 0.4%
Digital Realty Trust Inc 5.25%	89,700	1,852,260
Digital Realty Trust Inc Series L, 5.2%	91,800	1,877,310
Public Storage 3.875%	91,695	1,384,595
Public Storage 3.95%	91,500	1,407,270
Public Storage 4%	205,000	3,232,850
Public Storage 4%	137,300	2,162,475
Public Storage Series I, 4.875%	68,600	1,315,748
Public Storage Series J, 4.7%	77,800	1,422,962
Public Storage Series K, 4.75%	68,600	1,281,448
Public Storage Series L, 4.625%	164,700	3,005,775
Public Storage Series MM, 4.125%	64,100	1,021,754
Public Storage Series O, 3.9%	96,794	1,467,397
Public Storage Series S, 4.1%	95,915	1,530,803
		22,962,647
TOTAL REAL ESTATE		24,327,662
Utilities - 1.4%
Electric Utilities - 1.0%
Duke Energy Corp 5.625%	290,221	6,927,575
Entergy Arkansas LLC 4.875%	103,500	2,085,525
Entergy Louisiana LLC 4.875%	58,761	1,181,390
Entergy Mississippi LLC 4.9%	34,100	712,690
Entergy New Orleans LLC 5.5%	121,017	2,626,069
Georgia Power Co 5%	36,600	811,056
NextEra Energy Capital Holdings Inc 5.65%	185,100	4,292,469
NextEra Energy Capital Holdings Inc 6.5%	233,000	5,771,410
SCE Trust II 5.1%	27,957	489,527
SCE Trust VII 7.5%	34,600	866,038
Southern Co/The 4.2%	535,859	9,066,734
Southern Co/The 5.25%	122,980	2,597,338
Southern Co/The Series A, 4.95%	401,418	7,863,779
Southern Co/The Series A, 6.5%	137,185	3,468,037
Xcel Energy Inc 6.25%	259,300	6,230,979
		54,990,616
Multi-Utilities - 0.4%
CMS Energy Corp 5.625%	39,631	853,057
CMS Energy Corp 5.875%	144,543	3,304,253
CMS Energy Corp 5.875%	57,830	1,315,633
DTE Energy Co 4.375%	237,200	4,003,936
DTE Energy Co 4.375%	99,586	1,683,003
DTE Energy Co 5.25%	159,333	3,357,146
DTE Energy Co Series H, 6.25%	326,800	8,029,477
SCE Trust VI 5%	88,716	1,540,109
Sempra 5.75%	174,000	3,725,340
		27,811,954
TOTAL UTILITIES		82,802,570
TOTAL UNITED STATES		556,168,571
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $616,886,158)		571,329,658

Preferred Securities - 3.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 6.875% (f)(j)(o)	4,010,000	4,110,883
UNITED STATES - 3.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.125% (f)(o)	2,000,000	2,098,177
Energy Transfer LP 6.625% (f)(o)	18,255,000	18,814,154
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (f)(h)(o)	740,000	743,913
Sunoco LP 7.875% (f)(j)(o)	9,545,000	10,121,864
Venture Global LNG Inc 9% (f)(j)(o)	1,060,000	1,063,132
TOTAL ENERGY		32,841,240
Financials - 2.8%
Banks - 2.3%
Bank of America Corp 4.375% (f)(o)	11,855,000	11,824,296
Bank of America Corp 5.875% (f)(o)	2,025,000	2,074,043
Bank of America Corp 6.125% (f)(o)	7,585,000	7,709,139
Bank of America Corp 6.25% (f)(o)	20,210,000	20,635,847
Bank of America Corp 6.625% (f)(o)	3,910,000	4,062,783
JPMorgan Chase & Co 3.65% (f)(o)	18,040,000	18,202,786
JPMorgan Chase & Co 6.5% (f)(o)	2,535,000	2,625,623
JPMorgan Chase & Co 6.875% (f)(o)	2,320,000	2,461,665
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4368% (f)(h)(o)	23,820,000	24,114,313
PNC Financial Services Group Inc/The 3.4% (f)(o)	9,755,000	9,753,081
PNC Financial Services Group Inc/The 5% (f)(o)	3,475,000	3,491,517
Truist Financial Corp 5.1% (f)(o)	4,445,000	4,485,520
Wells Fargo & Co 6.125% (f)(o)	4,170,000	4,255,630
Wells Fargo & Co 6.85% (f)(o)	3,405,000	3,578,168
Wells Fargo & Co 7.625% (f)(o)	7,430,000	7,939,391
		127,213,802
Capital Markets - 0.4%
Bank of New York Mellon Corp/The 3.75% (f)(o)	8,500,000	8,482,692
Bank of New York Mellon Corp/The 5.95% (f)(o)	2,820,000	2,927,448
Charles Schwab Corp/The 4% (f)(o)	11,490,000	10,850,684
Charles Schwab Corp/The 5% (f)(o)	3,270,000	3,311,121
		25,571,945
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (f)(o)	4,915,000	4,792,979
Financial Services - 0.0%
Corebridge Financial Inc 6.875% (f)(o)	2,495,000	2,653,254
TOTAL FINANCIALS		160,231,980
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (f)(o)	2,110,000	2,096,499
Sumisho Air Lease Corp 6% (f)(o)	1,470,000	1,444,120
TOTAL INDUSTRIALS		3,540,619
Utilities - 0.0%
Multi-Utilities - 0.0%
Dominion Energy Inc 4.35% (f)(o)	1,935,000	1,941,741
TOTAL UNITED STATES		198,555,580
TOTAL PREFERRED SECURITIES (Cost $196,054,015)		202,666,463

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.67	152,803,923	152,834,484
Fidelity Securities Lending Cash Central Fund (p)(q)	3.67	33,794,253	33,797,633
TOTAL MONEY MARKET FUNDS (Cost $186,631,535)			186,632,117

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,103,142,473)	5,798,465,582
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(40,279,137)
NET ASSETS - 100.0%	5,758,186,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(63)	9/2026	(7,217,438)	(169,440)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $386,714,031 or 6.7% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)	Level 3 security.
(n)	Non-income producing - Security is in default.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,333,498	645,504,090	528,003,817	1,316,809	713	-	152,834,484	152,803,923	0.2%
Fidelity Real Estate Equity Central Fund	806,363,894	21,526,747	72,342,257	9,733,285	6,747,982	92,920,639	855,217,005	5,508,999	84.9%
Fidelity Securities Lending Cash Central Fund	1,535,450	139,525,693	107,263,550	52,965	40	-	33,797,633	33,794,253	0.1%
Total	843,232,842	806,556,530	707,609,624	11,103,059	6,748,735	92,920,639	1,041,849,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Information Technology	1,315,139	-	1,315,139	-

Common Stocks
Communication Services	106,521,520	106,521,520	-	-
Consumer Discretionary	258,556,556	258,556,556	-	-
Consumer Staples	399,483,455	376,703,542	22,779,913	-
Energy	322,253,614	301,002,573	21,251,041	-
Financials	294,311,664	294,311,664	-	-
Health Care	541,975,091	524,545,008	17,430,083	-
Industrials	362,264,437	300,643,296	61,621,141	-
Information Technology	507,487,372	507,487,372	-	-
Materials	58,093,495	58,093,495	-	-
Real Estate	30,126,461	30,126,461	-	-
Utilities	155,283,789	154,995,430	288,359	-

Convertible Corporate Bonds
Communication Services	37,827,809	-	37,827,809	-
Consumer Discretionary	55,661,955	-	55,661,955	-
Consumer Staples	5,718,103	-	5,718,103	-
Energy	25,211,958	-	25,211,958	-
Financials	37,850,617	-	37,850,617	-
Health Care	81,652,343	-	81,652,343	-
Industrials	71,614,940	-	71,614,940	-
Information Technology	370,116,438	-	370,116,438	-
Materials	6,686,296	-	6,686,296	-
Real Estate	26,778,260	-	26,778,260	-
Utilities	54,473,552	-	54,465,056	8,496

Convertible Preferred Stocks
Consumer Discretionary	1,067,249	-	1,067,249	-
Financials	34,972,746	-	34,972,746	-
Health Care	7,518,330	-	7,518,330	-
Industrials	22,737,940	-	22,737,940	-
Information Technology	33,842,490	-	33,842,490	-
Materials	7,578,782	-	7,578,782	-
Utilities	24,644,122	2,532,734	22,111,388	-

Domestic Equity Funds	855,217,005	855,217,005	-	-

Non-Convertible Corporate Bonds
Consumer Discretionary	1,473,168	-	1,473,168	-
Energy	9,784,053	-	9,784,053	-
Financials	12,066,167	-	12,066,167	-
Information Technology	258,472	-	258,472	-
Utilities	15,411,956	-	15,411,956	-

Non-Convertible Preferred Stocks
Communication Services	51,767,630	51,767,630	-	-
Consumer Discretionary	9,512,192	9,512,192	-	-
Energy	3,668,697	3,367,480	301,217	-
Financials	375,422,403	375,422,403	-	-
Industrials	2,737,266	2,737,266	-	-
Information Technology	14,810,798	14,810,798	-	-
Real Estate	24,327,662	24,327,662	-	-
Utilities	89,083,010	89,083,010	-	-

Preferred Securities
Energy	32,841,240	-	32,841,240	-
Financials	164,342,863	-	164,342,863	-
Industrials	3,540,619	-	3,540,619	-
Utilities	1,941,741	-	1,941,741	-

Money Market Funds	186,632,117	186,632,117	-	-
Total Investments in Securities:	5,798,465,582	4,528,397,214	1,270,059,872	8,496
Derivative Instruments:

Liabilities
Futures Contracts	(169,440)	(169,440)	-	-
Total Liabilities	(169,440)	(169,440)	-	-
Total Derivative Instruments:	(169,440)	(169,440)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(169,440)
Total Interest Rate Risk	-	(169,440)
Total Value of Derivatives	-	(169,440)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,453,410) - See accompanying schedule:
Unaffiliated issuers (cost $3,289,030,065)	$4,756,616,460
Fidelity Central Funds (cost $814,112,408)	1,041,849,122

Total Investment in Securities (cost $4,103,142,473)		$5,798,465,582
Segregated cash with brokers for derivative instruments		329,600
Cash		90,433
Foreign currency held at value (cost $208,234)		207,813
Receivable for investments sold		5,140,293
Receivable for fund shares sold		1,786,292
Dividends receivable		9,720,594
Interest receivable		3,039,270
Distributions receivable from Fidelity Central Funds		414,431
Receivable for variation margin on futures contracts		1,969
Prepaid expenses		633
Other receivables		13,533
Total assets		5,819,210,443
Liabilities
Payable for investments purchased
Regular delivery	$19,743,905
Delayed delivery	197,877
Payable for fund shares redeemed	3,846,084
Distributions payable	115
Accrued management fee	2,940,311
Distribution and service plan fees payable	457,095
Other payables and accrued expenses	41,222
Collateral on securities loaned	33,797,389
Total liabilities		61,023,998
Net Assets		$5,758,186,445
Net Assets consist of:
Paid in capital		$3,916,503,371
Total accumulated earnings (loss)		1,841,683,074
Net Assets		$5,758,186,445

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,108,351,945 ÷ 56,937,861 shares)(a)		$19.47
Maximum offering price per share (100/94.25 of $19.47)		$20.66
Class M :
Net Asset Value and redemption price per share ($324,967,995 ÷ 16,700,581 shares)(a)		$19.46
Maximum offering price per share (100/96.50 of $19.46)		$20.17
Class C :
Net Asset Value and offering price per share ($110,049,956 ÷ 5,671,414 shares)(a)		$19.40
Strategic Dividend and Income :
Net Asset Value, offering price and redemption price per share ($3,338,992,394 ÷ 169,649,220 shares)		$19.68
Class I :
Net Asset Value, offering price and redemption price per share ($661,395,137 ÷ 33,760,350 shares)		$19.59
Class Z :
Net Asset Value, offering price and redemption price per share ($214,429,018 ÷ 10,942,096 shares)		$19.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$59,172,553
Interest		7,790,961
Income from Fidelity Central Funds (including $52,965 from security lending)		11,103,059
Security lending		338
Total income		78,066,911
Expenses
Management fee	$17,078,870
Distribution and service plan fees	2,660,813
Custodian fees and expenses	19,200
Independent trustees' fees and expenses	5,365
Registration fees	79,015
Audit fees	47,492
Legal	25,354
Interest	6,021
Miscellaneous	7,253
Total expenses		19,929,383
Net Investment income (loss)		58,137,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	151,428,395
Fidelity Central Funds	6,748,735
Foreign currency transactions	(27,592)
Futures contracts	92,856
Total net realized gain (loss)		158,242,394
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	334,443,385
Fidelity Central Funds	92,920,639
Assets and liabilities in foreign currencies	21,573
Futures contracts	(169,440)
Total change in net unrealized appreciation (depreciation)		427,216,157
Net gain (loss)		585,458,551
Net increase (decrease) in net assets resulting from operations		$643,596,079
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,137,528	$120,566,130
Net realized gain (loss)	158,242,394	282,037,789
Change in net unrealized appreciation (depreciation)	427,216,157	(65,139,526)
Net increase (decrease) in net assets resulting from operations	643,596,079	337,464,393
Distributions to shareholders	(329,701,881)	(268,735,474)

Share transactions - net increase (decrease)	64,077,631	(238,608,646)
Total increase (decrease) in net assets	377,971,829	(169,879,727)

Net Assets
Beginning of period	5,380,214,616	5,550,094,343
End of period	$5,758,186,445	$5,380,214,616

Financial Highlights
Fidelity Advisor® Strategic Dividend & Income® Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.46	$18.21	$15.67	$16.12	$17.88	$16.11
Income from Investment Operations
Net investment income (loss) A,B	.18	.37	.39	.41	.34	.25
Net realized and unrealized gain (loss)	1.96	.75	3.03	(.23)	(.64)	2.39
Total from investment operations	2.14	1.12	3.42	.18	(.30)	2.64
Distributions from net investment income	(.21)	(.41)	(.42)	(.39)	(.36)	(.38)
Distributions from net realized gain	(.92)	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(1.13)	(.87) C	(.88)	(.63)	(1.46)	(.87)
Net asset value, end of period	$19.47	$18.46	$18.21	$15.67	$16.12	$17.88
Total Return D,E,F	12.28%	6.61%	22.63%	1.28%	(2.09)%	16.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.92%	.94%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.91 % I	.92%	.93%	.97%	.97%	.97%
Expenses net of all reductions, if any	.91% I	.92%	.93%	.97%	.97%	.97%
Net investment income (loss)	1.92% I	2.12%	2.35%	2.61%	2.07%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,108,352	$1,013,408	$991,538	$856,477	$880,711	$867,690
Portfolio turnover rate J	18 % I	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.45	$18.20	$15.66	$16.11	$17.86	$16.10
Income from Investment Operations
Net investment income (loss) A,B	.15	.32	.35	.37	.30	.21
Net realized and unrealized gain (loss)	1.97	.75	3.02	(.23)	(.63)	2.38
Total from investment operations	2.12	1.07	3.37	.14	(.33)	2.59
Distributions from net investment income	(.18)	(.37)	(.37)	(.35)	(.32)	(.34)
Distributions from net realized gain	(.92)	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(1.11) C	(.82)	(.83)	(.59)	(1.42)	(.83)
Net asset value, end of period	$19.46	$18.45	$18.20	$15.66	$16.11	$17.86
Total Return D,E,F	12.13%	6.33%	22.33%	1.03%	(2.29)%	16.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.16% I	1.17%	1.18%	1.22%	1.22%	1.22%
Expenses net of fee waivers, if any	1.16 % I	1.17%	1.18%	1.22%	1.21%	1.22%
Expenses net of all reductions, if any	1.16% I	1.17%	1.18%	1.22%	1.21%	1.22%
Net investment income (loss)	1.67% I	1.87%	2.10%	2.37%	1.82%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$324,968	$310,517	$318,994	$287,670	$307,028	$316,442
Portfolio turnover rate J	18 % I	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.40	$18.14	$15.61	$16.05	$17.80	$16.03
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.27	.29	.21	.12
Net realized and unrealized gain (loss)	1.95	.75	3.00	(.22)	(.63)	2.38
Total from investment operations	2.06	.99	3.27	.07	(.42)	2.50
Distributions from net investment income	(.14)	(.27)	(.29)	(.27)	(.23)	(.24)
Distributions from net realized gain	(.92)	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(1.06)	(.73) C	(.74) C	(.51)	(1.33)	(.73)
Net asset value, end of period	$19.40	$18.40	$18.14	$15.61	$16.05	$17.80
Total Return D,E,F	11.81%	5.83%	21.68%	.55%	(2.85)%	16.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.66% I	1.67%	1.68%	1.74%	1.73%	1.73%
Expenses net of fee waivers, if any	1.66 % I	1.67%	1.67%	1.73%	1.72%	1.73%
Expenses net of all reductions, if any	1.66% I	1.67%	1.67%	1.73%	1.72%	1.73%
Net investment income (loss)	1.17% I	1.37%	1.60%	1.85%	1.31%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$110,050	$109,916	$136,448	$150,576	$192,698	$233,431
Portfolio turnover rate J	18 % I	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Dividend & Income® Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.65	$18.38	$15.81	$16.26	$18.02	$16.23
Income from Investment Operations
Net investment income (loss) A,B	.21	.42	.44	.45	.39	.31
Net realized and unrealized gain (loss)	1.98	.76	3.05	(.22)	(.64)	2.40
Total from investment operations	2.19	1.18	3.49	.23	(.25)	2.71
Distributions from net investment income	(.24)	(.46)	(.46)	(.43)	(.41)	(.43)
Distributions from net realized gain	(.92)	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(1.16)	(.91)	(.92)	(.68) C	(1.51)	(.92)
Net asset value, end of period	$19.68	$18.65	$18.38	$15.81	$16.26	$18.02
Total Return D,E	12.43%	6.95%	22.95%	1.55%	(1.79)%	17.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.62%	.65%	.70%	.68%	.68%
Expenses net of fee waivers, if any	.61 % H	.62%	.64%	.69%	.68%	.68%
Expenses net of all reductions, if any	.61% H	.62%	.64%	.69%	.68%	.68%
Net investment income (loss)	2.22% H	2.41%	2.64%	2.89%	2.35%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,338,992	$3,129,238	$3,233,880	$2,863,292	$3,093,655	$3,514,906
Portfolio turnover rate I	18 % H	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.57	$18.31	$15.75	$16.20	$17.96	$16.18
Income from Investment Operations
Net investment income (loss) A,B	.20	.41	.43	.45	.38	.30
Net realized and unrealized gain (loss)	1.97	.76	3.05	(.23)	(.64)	2.39
Total from investment operations	2.17	1.17	3.48	.22	(.26)	2.69
Distributions from net investment income	(.23)	(.46)	(.46)	(.43)	(.40)	(.42)
Distributions from net realized gain	(.92)	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(1.15)	(.91)	(.92)	(.67)	(1.50)	(.91)
Net asset value, end of period	$19.59	$18.57	$18.31	$15.75	$16.20	$17.96
Total Return C,D	12.40%	6.89%	22.93%	1.53%	(1.83)%	17.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.67%	.68%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.66 % G	.67%	.68%	.72%	.71%	.72%
Expenses net of all reductions, if any	.66% G	.67%	.68%	.72%	.71%	.72%
Net investment income (loss)	2.17% G	2.37%	2.60%	2.87%	2.32%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$661,395	$618,200	$644,035	$603,173	$658,828	$647,384
Portfolio turnover rate H	18 % G	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.58	$18.31	$15.75	$16.20	$17.96	$16.18
Income from Investment Operations
Net investment income (loss) A,B	.21	.43	.45	.47	.40	.32
Net realized and unrealized gain (loss)	1.97	.77	3.05	(.23)	(.63)	2.39
Total from investment operations	2.18	1.20	3.50	.24	(.23)	2.71
Distributions from net investment income	(.24)	(.47)	(.48)	(.45)	(.43)	(.45)
Distributions from net realized gain	(.92)	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(1.16)	(.93) C	(.94)	(.69)	(1.53)	(.93) C
Net asset value, end of period	$19.60	$18.58	$18.31	$15.75	$16.20	$17.96
Total Return D,E	12.46%	7.05%	23.08%	1.66%	(1.70)%	17.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.55%	.57%	.60%	.59%	.59%
Expenses net of fee waivers, if any	.54 % H	.55%	.56%	.59%	.59%	.59%
Expenses net of all reductions, if any	.54% H	.55%	.56%	.59%	.59%	.59%
Net investment income (loss)	2.28% H	2.48%	2.72%	2.99%	2.44%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$214,429	$198,936	$225,199	$231,477	$201,793	$179,880
Portfolio turnover rate I	18 % H	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
Fidelity Real Estate Equity Central Funds	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt reclassifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,833,489,398
Gross unrealized depreciation	(137,481,352)
Net unrealized appreciation (depreciation)	$1,696,008,046
Tax cost	$4,102,288,096

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	486,355,839	793,234,496
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Strategic Dividend and Income	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Strategic Dividend and Income	.60
Class I	.65
Class Z	.53

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,321,603	38,929
Class M	.25%	.25%	792,334	3,107
Class C	.75%	.25%	546,876	43,929
			2,660,813	85,965

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	126,349
Class M	5,950
Class CA	12,681
144,980

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Dividend & Income Fund	4,207

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Strategic Dividend & Income Fund	Borrower	7,859,429	3.94%	6,021

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Dividend & Income Fund	12,428,609	22,825,461	5,427,523
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Strategic Dividend & Income Fund	3,440
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Dividend & Income Fund	5,656	16,057	953,584

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Strategic Dividend & Income Fund	2,193,836
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$61,999,046	$47,348,837
Class M	18,413,292	14,293,655
Class C	6,204,644	5,177,527
Strategic Dividend and Income	192,323,232	159,461,333
Class I	38,327,291	31,524,182
Class Z	12,434,376	10,929,940
Total	$329,701,881	$268,735,474
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	3,268,883	6,444,797	$60,517,589	$111,707,470
Reinvestment of distributions	3,424,891	2,706,516	60,206,804	45,993,598
Shares redeemed	(4,654,491)	(8,711,649)	(85,789,385)	(150,901,573)
Net increase (decrease)	2,039,283	439,664	$34,935,008	$6,799,495
Class M
Shares sold	677,982	1,444,960	$12,534,973	$24,985,375
Reinvestment of distributions	1,036,659	833,077	18,216,426	14,152,512
Shares redeemed	(1,843,768)	(2,979,264)	(34,083,144)	(51,542,515)
Net increase (decrease)	(129,127)	(701,227)	$(3,331,745)	$(12,404,628)
Class C
Shares sold	449,654	630,298	$8,354,787	$10,803,637
Reinvestment of distributions	349,649	302,183	6,125,363	5,117,119
Shares redeemed	(1,101,830)	(2,480,971)	(20,400,910)	(42,753,431)
Net increase (decrease)	(302,527)	(1,548,490)	$(5,920,760)	$(26,832,675)
Strategic Dividend and Income
Shares sold	6,608,879	11,672,528	$124,167,434	$203,540,157
Reinvestment of distributions	9,395,288	8,091,630	166,922,056	138,780,733
Shares redeemed	(14,126,766)	(27,905,106)	(263,707,618)	(487,488,680)
Net increase (decrease)	1,877,401	(8,140,948)	$27,381,872	$(145,167,790)
Class I
Shares sold	2,215,056	4,542,222	$41,334,159	$78,920,681
Reinvestment of distributions	2,069,673	1,764,147	36,600,906	30,146,184
Shares redeemed	(3,812,548)	(8,190,885)	(70,683,778)	(142,563,729)
Net increase (decrease)	472,181	(1,884,516)	$7,251,287	$(33,496,864)
Class Z
Shares sold	991,372	1,822,818	$18,416,643	$31,658,783
Reinvestment of distributions	567,837	517,416	10,043,388	8,833,416
Shares redeemed	(1,326,449)	(3,929,558)	(24,698,062)	(67,998,383)
Net increase (decrease)	232,760	(1,589,324)	$3,761,969	$(27,506,184)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.802376.122
SDI-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026